Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 5,268.5	$ 4,540.4	$ 4,197.2
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,282.3	2,857.7	2,168.2
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	98.2	53.0	37.8
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	204.5	100.9	209.6
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	453.7	505.2	478.6
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,130.7	884.4	1,116.7
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	99.1	139.2	186.3
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,300.2	2,842.1	2,578.2
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,539.6	2,150.8	1,525.3
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	53.6	20.2	4.1
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	20.2	0.0	102.8
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	130.6	114.5	79.5
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	529.0	474.3	731.2
Aircraft [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	27.2	82.3	135.3
Long Term Contracts Aircraft and Development [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	457.3	312.4	320.6
Long Term Contracts Aircraft and Development [Member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.8	0.0	0.0
Long Term Contracts Aircraft and Development [Member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long Term Contracts Aircraft and Development [Member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	67.1	0.0	0.0
Long Term Contracts Aircraft and Development [Member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	123.4	163.2	202.4
Long Term Contracts Aircraft and Development [Member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	266.0	148.9	117.5
Long Term Contracts Aircraft and Development [Member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.3	0.7
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	31.1	12.0	67.9
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4.2	1.4	30.2
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.4
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	3.7
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.2	8.9	22.9
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	21.7	1.7	9.8
Others [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.9
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,021.6	932.8	883.5
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	487.7	428.8	417.8
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	34.1	24.6	20.9
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	94.0	81.2	72.9
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	128.7	158.4	129.7
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	220.6	193.6	203.3
Service [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	56.5	46.2	38.9
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	458.3	441.1	347.0
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	250.0	276.7	194.9
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10.5	8.2	12.4
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23.2	19.7	30.2
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	65.8	60.2	44.1
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	93.4	65.9	54.9
Spare Parts [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 15.4	$ 10.4	$ 10.5